Related Party Transactions - Additional Information - S P T Explorer LLC and Navigator Spirit LLC (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2015 Vessel	Mar. 31, 2014 Vessel	Jan. 31, 2014 Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Equity distribution | $				$ 250,299	$ 214,656	$ 192,142
SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member] | Long-Term Time-Charter-Out Contract Termination [Member]
Related Party Transaction [Line Items]
Percentage of interest sold	100.00%			100.00%
Teekay Corporation [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel		2	2
Percentage of interest in joint venture		50.00%	50.00%
Equity distribution | $				$ 900	$ 1,000
Teekay Corporation [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member] | Long-Term Time-Charter-Out Contract Termination [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel	2